Hedge accounting - Summary of detailed information about hedging instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Notional amount	R$ 49,584,697	R$ 20,967,989	R$ 18,563,230
Other comprehensive income, net of tax, hedges of net investments in foreign operations	(136,598)	34,603	17,252
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	675,168	450,853	395,594
Hedged item, liabilities	0	0	0
Gains (losses) on hedges of net investments in foreign operations, net of tax	136,598	(34,603)	(17,281)
Notional amount	708,102	446,442	414,043
Other comprehensive income, net of tax, hedges of net investments in foreign operations	(138,777)	41,235	18,480
Fair value hedge
Disclosure of detailed information about hedged items [line items]
Notional amount	48,670,527	20,082,782	17,887,369
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	206,068	438,765	261,818
Currency risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	675,168	450,853	395,594
Hedged item, liabilities	0	0	0
Gains (losses) on hedges of net investments in foreign operations, net of tax	136,598	(34,603)	(17,281)
Notional amount	708,102	446,442	414,043
Other comprehensive income, net of tax, hedges of net investments in foreign operations	(138,777)	41,235	R$ 18,480
Currency risk [member] | Fair value hedge | Futures contract [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	675,168	450,853
Hedged item, liabilities	133,470	239,472
Notional amount	842,904	670,007
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(85,824)	26,171
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(3,322)	1,449
Interest Rate And Foreign Exchange Risk [Member] | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	27,951,867	0
Hedged item, liabilities	20,284,105	20,135,697
Notional amount	48,670,527	20,082,782
Gains (losses) on hedging instrument, fair value hedges	1,514,993	(684,961)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(1,536,891)	659,971
Interest Rate And Foreign Exchange Risk [Member] | Fair value hedge | Structured notes [Member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	0	0
Hedged item, liabilities	17,671,952	16,593,439
Notional amount	18,273,237	16,702,984
Gains (losses) on hedging instrument, fair value hedges	2,727,761	(816,142)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(2,817,265)	849,160
Interest Rate And Foreign Exchange Risk [Member] | Fair value hedge | Issued bonds [Member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	0	0
Hedged item, liabilities	2,612,153	3,542,258
Notional amount	2,544,997	3,379,798
Gains (losses) on hedging instrument, fair value hedges	(779,318)	131,181
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	861,368	(189,189)
Interest Rate And Foreign Exchange Risk [Member] | Fair value hedge | Brazilian sovereign bonds [Member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	24,728,299
Hedged item, liabilities	0
Notional amount	24,624,210
Gains (losses) on hedging instrument, fair value hedges	(384,453)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	372,940
Interest Rate And Foreign Exchange Risk [Member] | Fair value hedge | Payroll loans [Member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	842,210
Hedged item, liabilities	0
Notional amount	850,579
Gains (losses) on hedging instrument, fair value hedges	(31,328)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	29,466
Interest Rate And Foreign Exchange Risk [Member] | Fair value hedge | Loan operations [Member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	2,381,358
Hedged item, liabilities	0
Notional amount	2,377,504
Gains (losses) on hedging instrument, fair value hedges	(17,669)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	16,600
Market risk [member] | Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	0	0
Hedged item, liabilities	234,310	414,315
Gains (losses) on hedges of net investments in foreign operations, net of tax	205,701	(59,517)
Notional amount	206,068	438,765
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(198,386)	70,906
Market risk [member] | Cash flow hedges | Long term incentive plan taxes [Member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	0	0
Hedged item, liabilities	234,310	414,315
Gains (losses) on hedges of net investments in foreign operations, net of tax	205,701	(59,517)
Notional amount	206,068	438,765
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(198,386)	70,906
Market risk [member] | Cash flow hedges | Swap contract [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	0	0
Hedged item, liabilities	234,310	414,315
Notional amount	206,068	438,765
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(198,386)	70,906
Gain (loss) on hedge ineffectiveness recognised in profit or loss	7,315	11,389
Interest rate risk [member] | Fair value hedge | Futures contract [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	27,951,867	0
Hedged item, liabilities	20,150,635	19,896,226
Notional amount	48,535,725	19,859,217
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(1,589,844)	675,035
Gain (loss) on hedge ineffectiveness recognised in profit or loss	R$ (20,755)	R$ (19,807)